Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Therapix Biosciences Ltd.
Entity Central Index Key	0001611746
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Trading Symbol	TRPX
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018